UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act File Number 811-6628
                                                      --------
                            The Yacktman Funds, Inc.
                            ------------------------
               (Exact name of registrant as specified in charter)

                            6300 Bridgepoint Parkway
                             Building One, Suite 320
                                Austin, TX 78730
               (Address of principal executive offices) (Zip code)


                               Donald A. Yacktman
                          Yacktman Asset Management Co.
                            6300 Bridgepoint Parkway
                             Building One, Suite 320
                                Austin, TX 78730
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (512) 767-6700
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------
                    Date of reporting period: March 31, 2006

                                    FORM N-Q
ITEM 1.  SCHEDULE OF INVESTMENTS.

The Yacktman Funds, Inc.
Schedules of Investments
March 31, 2006 (Unaudited)

The Yacktman Fund
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
-----------------------------------------------------------------------------

                                                   NUMBER
                                                 OF SHARES         VALUE
-----------------------------------------------------------------------------
COMMON STOCKS                              69.7%

BANKS                                       1.6%
U.S. Bancorp                                        150,000       $4,575,000
Washington Mutual, Inc. (1)                          40,000        1,704,800
                                                                -------------
                                                                   6,279,800
                                                                -------------

BEVERAGES                                  11.1%
Anheuser-Busch Cos., Inc. (1)                       110,000        4,704,700
Coca-Cola Co. (1)                                   820,000       34,333,400
PepsiCo, Inc.                                        90,000        5,201,100
                                                                -------------
                                                                  44,239,200
                                                                -------------

COMMERCIAL SERVICES & SUPPLIES              1.0%
H&R Block, Inc. (1)                                 180,000        3,897,000
                                                                -------------

DIVERSIFIED FINANCIALS                      7.1%
AmeriCredit Corp.* (1)                              530,000       16,286,900
Federal Home Loan Mortgage Corp.                    110,000        6,710,000
Federal National Mortgage Association               100,000        5,140,000
                                                                -------------
                                                                  28,136,900
                                                                -------------

FOOD PRODUCTS                              13.3%
Cadbury Schweppes plc (1)                           180,000        7,200,000
Kraft Foods, Inc. (1)                               845,000       25,611,950
Lancaster Colony Corp.                              476,288       20,004,096
                                                                -------------

                                                                  52,816,046
                                                                -------------

HOUSEHOLD PRODUCTS                          8.8%
Clorox Co.                                          110,000        6,583,500
Colgate-Palmolive Co. (1)                            75,000        4,282,500
Henkel KGaA                                         140,000       15,044,652
Unilever N.V.                                       130,000        8,998,600
                                                                -------------
                                                                  34,909,252
                                                                -------------

INDUSTRIAL CONGLOMERATES                    2.4%
Tyco International Ltd.                             350,000        9,408,000
                                                                -------------

-----------------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES         VALUE
-----------------------------------------------------------------------------


Insurance                                   1.7%
Marsh & McLennan Cos., Inc. (1)                       80,000      $2,348,800
MBIA, Inc. (1)                                        40,000       2,405,200
MGIC Investment Corp. (1)                             30,000       1,998,900
                                                                 ------------
                                                                   6,752,900
                                                                 ------------

IT CONSULTING & SERVICES                    2.9%
Electronic Data Systems Corp. (1)                    150,000       4,024,500
First Data Corp.                                     160,000       7,491,200
                                                                 ------------
                                                                  11,515,700
                                                                 ------------

MEDIA                                       8.9%
CBS Corp., Class B                                    90,000       2,158,200
Discovery Holding Co., Class A* (1)                  260,000       3,900,000
Interpublic Group of Cos., Inc.* (1)                 481,155       4,599,842
Liberty Media Corp.*                               2,600,000      21,346,000
Viacom, Inc., Class B* (1)                            90,000       3,492,000
                                                                 ------------
                                                                  35,496,042
                                                                 ------------

PHARMACEUTICALS                             6.8%
Bristol-Myers Squibb Co.                             230,000       5,660,300
Johnson & Johnson                                    130,000       7,698,600
Pfizer, Inc.                                         550,000      13,706,000
                                                                 ------------
                                                                  27,064,900
                                                                 ------------

REAL ESTATE                                 0.4%
Trizec Properties, Inc.                               60,000       1,543,800
                                                                 ------------

SOFTWARE                                    1.0%
Microsoft Corp.                                      140,000       3,809,400
                                                                 ------------

SPECIALTY RETAIL                            1.8%
Wal-Mart Stores, Inc. (1)                            150,000       7,086,000
                                                                 ------------

TOBACCO                                     0.9%
Altria Group, Inc.                                    50,000       3,543,000
                                                                 ------------

                                                                 ------------
Total Common Stocks                                              276,497,940
                                                                 ------------
   (cost $208,117,315)

THE YACKTMAN FUND

PORTFOLIO OF INVESTMENTS (CONT'D.)
MARCH 31, 2006
----------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT         VALUE
----------------------------------------------------------------------------
CORPORATE BONDS                             1.3%

Athena Nuero Financial, LLC, (1)
7.25%, 02/21/08                                  $5,000,000       4,950,000

Total Corporate Bonds
       (cost $4,479,158)                                          4,950,000
                                                               -------------


SHORT-TERM INVESTMENTS                     49.6%


Commercial Paper                           29.0%

Chesham Finance, Ltd.,
4.75%(2), 4/3/06                                 19,100,000      19,094,960
Citigroup, Inc.,
4.62%(2), 4/5/06                                 19,200,000      19,190,144
General Electric Capital Corp.,
4.63%(2), 4/5/06                                 19,200,000      19,190,123
Prudential Financial, Inc.,
4.62%(2), 4/5/06                                 19,200,000      19,190,144
Rabobank Financial Corp.,
4.73%(2), 4/3/06                                 19,100,000      19,094,981
Toyota Motor Corp.,
4.63%(2), 4/5/06                                 19,200,000      19,190,122

Total Commercial Paper                                          114,950,474
                                                               -------------
       (cost $114,950,474)

DEMAND NOTE (VARIABLE RATE)                 0.1%

U.S. Bancorp, 4.57%(3)                              524,266         524,266
                                                               -------------

Total Demand Note
       (cost $524,266)                                              524,266
                                                               -------------

                                                                  VALUE
---------------------------------------------------------------------------
Other Short-Term Investment               20.5%
Securities Lending Investment Account                          $81,508,342
                                                              -------------
       (cost $81,508,342)



Total Short-Term Investments
       (cost $196,983,082)                                     196,983,082
                                                              -------------

Total Investments
       (cost $409,579,555)               120.6%                478,431,022


Liabilities Less Other Assets              (0.1)%                 (281,325)

Less Liability for Collateral on Securities
 Loaned                                   (20.5)%              (81,508,342)
                                                              -------------

Net Assets - 100% (equivalent
   to $15.27 per share based on
 25,977,668 shares outstanding)                               $396,641,355
                                                              =============


* Non-income producing
(1) All or a portion of the securities have been committed for securities lending (See Note 5).

(2) Yield to Maturity

(3) Rate disclosed at March 31, 2006

THE YACKTMAN FOCUSED FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006
------------------------------------------------------------
                                     NUMBER
                                     OF SHARES   VALUE
------------------------------------------------------------
COMMON STOCKS                  69.4%

BEVERAGES                       9.8%
Coca-Cola Co. (1)                      185,000   $7,745,950
                                                 -----------

COMMERCIAL SERVICES & SUPPLIES  1.9%
H&R Block, Inc. (1)                     70,000    1,515,500
                                                 -----------

DIVERSIFIED FINANCIALS         11.7%
AmeriCredit Corp.* (1)                 200,000    6,146,000
Federal Home Loan Mortgage Corp.        50,000    3,050,000
                                                 -----------
                                                  9,196,000
                                                 -----------

FOOD PRODUCTS                  12.0%
Kraft Foods, Inc. (1)                  175,000    5,304,250
Lancaster Colony Corp.                 100,000    4,200,000
                                                 -----------
                                                  9,504,250
                                                 -----------

HOUSEHOLD PRODUCTS             10.4%
Clorox Co.                              30,000    1,795,500
Colgate-Palmolive Co.                   20,000    1,142,000
Henkel KGaA (1)                         30,000    3,223,854
Unilever N.V. (1)                       30,000    2,076,600
                                                 -----------
                                                  8,237,954
                                                 -----------

INDUSTRIAL CONGLOMERATES        3.1%
Tyco International Ltd.                 90,000    2,419,200
                                                 -----------

IT CONSULTING & SERVICES        1.0%
Electronic Data Systems Corp. (1)       30,000      804,900
                                                 -----------

MEDIA                          10.6%
Discovery Holdings Co., Class A* (1)    67,000    1,005,000
Interpublic Group of Cos., Inc.* (1)   193,100    1,846,036
Liberty Media Corp.* (1)               670,000    5,500,700
                                                 -----------
                                                  8,351,736
                                                 -----------
PHARMACEUTICALS                 6.7%
Bristol-Myers Squibb Co.                55,000    1,353,550
Johnson & Johnson                       25,000    1,480,500
Pfizer, Inc.                           100,000    2,492,000
                                                 -----------
                                                  5,326,050
                                                 -----------

------------------------------------------------------------

                                     NUMBER
                                      OF SHARES    VALUE
------------------------------------------------------------


SPECIALTY RETAIL                2.2%
Wal-Mart Stores, Inc. (1)              35,000    $1,653,400
                                                 -----------


Total Common Stocks                              54,754,940
                                                 -----------
   (cost $42,088,237)


                                     PRINCIPAL
                                      AMOUNT       VALUE
------------------------------------------------------------
SHORT-TERM INVESTMENTS         57.6%

COMMERCIAL PAPER               29.6%

Chesham Finance, Ltd.,
4.75%(2), 4/3/06                     $3,900,000   3,898,971
Citigroup, Inc.,
4.62%(2), 4/5/06                      3,900,000   3,897,998
General Electric Capital Corp.,
4.63%(2), 4/5/06                      3,900,000   3,897,994
Prudential Financial, Inc.,
4.62%(2), 4/5/06                      3,900,000   3,897,998
Rabobank Financial Corp.,
4.73%(2), 4/3/06                      3,900,000   3,898,975
Toyota Motor Corp.,
4.63%(2), 4/5/06                      3,900,000   3,897,993
                                                 -----------

Total Commercial Paper
     (cost $23,389,929)                          23,389,929
                                                 -----------

DEMAND NOTE (VARIABLE RATE)     0.7%


U.S. Bancorp, 4.57%(3)                521,029       521,029
                                                 -----------

Total Demand Notes
(cost $521,029)                                     521,029
                                                 -----------

THE YACKTMAN FOCUSED FUND

PORTFOLIO OF INVESTMENTS (CONT'D.)
MARCH 31, 2006
----------------------------------------------------------
                                                 VALUE
----------------------------------------------------------

OTHER SHORT-TERM INVESTMENT
Securities Lending Investment Account
       (cost $21,552,390)       27.3%           $21,552,390
                                                 -----------

Total Short-Term Investments
     (cost $45,463,349)                          45,463,349
                                                 -----------

Total Investments             127.0%
   (cost $87,551,586)                           100,218,289

Other Assets Less Liabilities   0.3%                259,329

Less Liability for Collateral on Securities
  Loaned                       (27.3)%          (21,552,390)
                                                 -----------

Net Assets - 100% (equivalent
to $15.63 per share based on
5,050,251 Shares outstanding)                  $78,925,228
                                               ===========




* Non-income producing
(1) All or a portion of the securities have been committed for securities lending (See Note 5).

(2) Yield to Maturity

(3) Rate disclosed at March 31, 2006

THE YACKTMAN FUNDS, INC.

NOTES TO THE SCHEDULES OF INVESTMENTS
March 31, 2006

--------------------------------------------------------------------------------

ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Fund and The Yacktman Focused Fund, hereafter referred to as the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

INVESTMENT VALUATION - Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price when ever a furnished price is significantly different from the previous day's furnished price. Options written or purchased by the Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Directors. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the funds determine their net asset value per share.

OPTIONS - Premiums received by the Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current value of the options are recorded in unrealized gains and losses. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of option premium received. The Yacktman Focused Fund had no activity in written options for the year ended December 31, 2004.

OTHER - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Each Fund has an individual interest of cash collateral contributed, although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of March 31, 2006, The Yacktman Fund had on loan securities valued at $78,875,784 and collateral of $81,508,342 and the Yacktman Focused Fund had on loan securities valued at $20,757,767 and collateral of $21,552,390.

The cash collateral received by the Funds was pooled and at March 31, 2006, was pooled and invested in the following:

SECURITY TYPE                         SECURITY NAME                       MARKET VALUE
------------------------------------- ----------------------------------- -----------------------------------
Cash                                                                                            $(2,103,899)
Commercial Paper                      Concord                                                      1,300,000
Commercial Paper                      Lakeside Funding LLC                                         5,000,000
Commercial Paper                      Thornburg Management                                         4,979,807
Commercial Paper                      Laguana ABS                                                  4,983,299
Commerical Paper                      Leafs LLC                                                    3,990,295
Commercial Paper                      Duke Funding                                                 4,980,000
Commercial Paper                      RAMS Funding LLC                                             4,979,958
Commercial Paper                      CCN Orchard Park                                             4,950,485
Commercial Paper                      CCN Independent                                              4,000,000
Commercial Paper                      Premium Asset Trust                                          6,000,000
Commercial Paper                      Metlife Global Funding                                       7,000,000
Commercial Paper                      Bayerische Landes                                            3,000,000
Money Markets                         AIM Short Term Liquid Asset Fund                                   787
Repurchase Agreement                  Morgan Stanley                                              12,000,000
Repurchase Agreement                  Credit Suisse First Boston                                  20,000,000
Repurchase Agreement                  Lehman Brothers                                             18,000,000











SECURITY TYPE                    SECURITY NAME                    MATURITY RATE     MATURITY DATE
-------------------------------- ------------------------------- ----------------- ----------------
Cash
Commercial Paper                 Concord                              4.66%           04/06/06
Commercial Paper                 Lakeside Funding LLC                 4.70%           04/10/06
Commercial Paper                 Thornburg Management                 4.71%           04/10/06
Commercial Paper                 Laguana ABS                          4.83%           04/18/06
Commercial Paper                 Leafs LLC                            4.78%           04/20/06
Commercial Paper                 Duke Funding                         4.82%           04/26/06
Commercial Paper                 RAMS Funding LLC                     4.83%           04/27/06
Commercial Paper                 CCN Orchard Park                     4.76%           10/06/06
Commercial Paper                 CCN Independent                      4.82%           10/16/06
Commercial Paper                 Premium Asset Trust                  4.74%           06/01/07
Commercial Paper                 Metlife Global Funding               4.89%           04/28/08
Commercial Paper                 Bayerische Landes                    4.83%           12/14/15
Money Markets                    AIM Short Term Liquid Asset          4.66%
                                 Fund
Repurchase Agreement             Morgan Stanley                       4.91%           04/03/06
Repurchase Agreement             Credit Suisse First Boston           4.93%           04/03/06
Repurchase Agreement             Lehman Brothers                      5.00%           04/03/06

TAX INFORMATION

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

                                             THE YACKTMAN FUND          THE YACKTMAN FOCUSED FUND
Cost of investments                                 $409,608,632                      $87,811,956
                                           ======================       ==========================

Gross unrealized appreciation                        $73,548,309                      $13,731,424
Gross unrealized depreciation                        (4,725,919)                      (1,325,091)
                                           ----------------------       --------------------------

Net tax unrealized appreciation                      $68,822,390                      $12,406,333
                                           ======================       ==========================

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.

By:      /s/Donald A. Yacktman
    -------------------------------------------------------------------
         Donald A. Yacktman
         Principal Executive Officer

Date:    May 18, 2006
      -----------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Donald A. Yacktman
    ----------------------------------------------------------------------------
         Donald A. Yacktman
         Principal Executive Officer

Date:    May 18, 2006
      --------------------------------------------------------------------------


By:      /s/Donald A. Yacktman
    -------------------------------------------------------------------
         Donald A. Yacktman
         Principal Financial Officer

Date:    May 18, 2006
      --------------------------------------------------------------------------


                                  EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)